Segment information - Adjustment to EBITDA (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Income from disposal and write-off of property, plant and equipment and biological assets	R$ (46,306)	R$ (36,312)
Provision/(reversals) for losses on ICMS credits	(45,765)	23,763
Other	(17,246)	(11,107)
Adjustments to EBITDA	R$ (109,317)	R$ (23,656)